Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
General partner units issued		2,583,068	2,583,068
General partner units outstanding		2,583,068	2,583,068
Accounts receivable, net	[1],[2]	$ 221,373	$ 160,910
Other current assets	[2],[3]	26,181	15,409
Other assets	[2],[4]	67,194	11,757
Accrued liabilities	[2],[5]	127,874	47,899
Other liabilities	[2],[6]	132,130	3,494
Affiliates [Member]
Accounts receivable, net		72,800	36,300
Other current assets		3,700	0
Other assets		42,200	0
Accrued liabilities		2,200	200
Other liabilities		$ 47,800	$ 700
Common Units [Member]
Units issued		152,609,285	152,602,105
Units outstanding		152,609,285	152,602,105
Class C Units [Member]
Units issued		14,372,665	13,243,883
Units outstanding		14,372,665	13,243,883
Class C units, common units issued upon conversion		1

[1]	Accounts receivable, net includes amounts receivable from affiliates (as defined in Note 1) of $72.8 million and $36.3 million as of December 31, 2018 and 2017, respectively.
[2]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[3]	Other current assets includes affiliate amounts of $3.7 million and zero as of December 31, 2018 and 2017, respectively.
[4]	Other assets includes affiliate amounts of $42.2 million and zero as of December 31, 2018 and 2017, respectively.
[5]	Accrued liabilities includes affiliate amounts of $2.2 million and $0.2 million as of December 31, 2018 and 2017, respectively.
[6]	Other liabilities includes affiliate amounts of $47.8 million and $0.7 million as of December 31, 2018 and 2017, respectively.